Note 22 - Trade and Other Payables - Trade and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Trade payables	$ 4,325	$ 4,807	$ 5,554	$ 5,675
Accruals	648	370	2,247	1,952
Related party payable	0	504	1,527	1,378
Payroll liabilities	1,413	1,383	1,209	1,165
Sales tax payable	624	496	1,054	764
Contract liabilities	1,129	6,013	10,095	4,978
Other creditors	778	1,822	2,953	2,011
Total	$ 8,917	$ 15,395	$ 24,639	$ 17,923